Subsequent events (Details) - Subsequent Event $ / shares in Units, $ in Thousands	Jan. 03, 2019 USD ($) $ / shares shares
Subsequent Event [Line Items]
Value assigned	$ 10,500
Target net cash	$ 3,300
Rights distributed (shares) | shares	1
Period to receive warrants to purchase shares	6 months 1 day
Period which warrants are exercisable	5 years
Termination fee payable	$ 350
Termination reimbursement Expense	200
Termination fee receivable	$ 1,000
Combined company
Subsequent Event [Line Items]
Ownership percentage	19.90%
Agreement and plan of merger
Subsequent Event [Line Items]
Exercise price, below threshold (shares) | shares	849,610
Business Combination, Exercise Price | $ / shares	$ 1.35
Exercise price, above threshold (shares) | shares	1,447,426
Salarius
Subsequent Event [Line Items]
Value assigned	$ 36,600
Ownership percentage	80.10%
Preferred Stock
Subsequent Event [Line Items]
Target sale price	$ 7,000